Schedule of Stock Option Activity Under Equity Incentive Plan (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number Of Options Outstanding, Balance
Weighted Average Exercise Price Outstanding, Balance | $ / shares
Number of options granted	560,000
Weighted average exercise price granted | $ / shares	$ 1.55
Weighted average remaining contractual term outstanding, granted	2 years 11 months 8 days
Number of options exercised
Number of options granted
Number of options cancelled or expired
Number Of Options Outstanding, Balance	560,000
Weighted Average Exercise Price Outstanding, Balance | $ / shares	$ 1.55
Weighted average remaining contractual term outstanding	2 years 11 months 8 days
Number Of Options Outstanding, Exercisable
Weighted average exercise price outstanding, exercisable | $ / shares